Investments carried under the equity method (Details) $ in Thousands			9 Months Ended
	Nov. 30, 2022 MW	Jun. 16, 2021 MW	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Investments in associates [Abstract]
Investment under the equity method			$ 243,898		$ 260,031
Profit attributable to non-controlling interests			$ 2,846	$ 11,278
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest			50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest			100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest			30.00%
Ownership interest			100.00%
AYES Canada [Member]
Investments in associates [Abstract]
Ownership interest			30.00%
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 175,938		181,735
Ownership interest		49.00%
Gross capacity | MW		596
Dividend distribution			11,000
Profit attributable to non-controlling interests			5,300
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method			7,981		18,935
Windlectric Inc. [Member] | AYES Canada [Member]
Investments in associates [Abstract]
Dividend distribution			11,100
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 37,857		42,128
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest			51.00%
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 11,514		10,034
Akuo Atlantica PMGD Holding S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method			4,202		4,450
Ownership interest	49.00%
Gross capacity | MW	80
Colombian Portfolio of Renewable Energy Entities [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 3,544		0
Ownership interest			30.00%
Equity interest			50.00%
Gains on sale of equity interest			$ 4,600
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method			1,355		1,411
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method			697		858
Fontanil Solar, S.L.U. [Member]
Investments in associates [Abstract]
Investment under the equity method			229		229
Murum Solar, S.L.U. [Member]
Investments in associates [Abstract]
Investment under the equity method			222		222
SailH2 Ingenieria, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method			359		0
Liberty Infraestructuras S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method			$ 0		$ 29